Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

7. Income Taxes

Provision for Income Taxes

A reconciliation of the (benefit)/provision for income taxes is as follows:

	Years Ended December 31,
	2022		2021
	A$	%	A$	%
Loss before income taxes	(29,905,389)		(10,506,935)
Computed by applying income tax rate of home jurisdiction	(7,476,347)	25	(3,152,081)	30
Effect of tax rates in foreign jurisdictions	200,505	(1)	76,914	(1)
Research and development tax incentive	1,257,265	(4)	1,518,698	(15)
Disallowed expenses/(income):
Stock-based compensation	132,763	(0)	27,730	0
Amortization – expense & impairment	2,344,621	(8)	(490,891)	5
Other	150,633	(1)	49,441	0
Change in valuation allowance	339,723	(1)	1,970,189	(19)
Income tax expense/(benefit)	(3,050,837)	10	0	0

The components of our loss before income taxes as either domestic or foreign is as follows:

	Years Ended December 31,
	2022	2021
	A$	A$
Foreign	(3,653,169)	52,186
Domestic	(26,252,220)	(10,559,121)
	(29,905,389)	(10,506,935)

Universal Biosensors, Inc.

Notes to Consolidated Financial Statements

Deferred Tax Assets and Liabilities

	Years Ended December 31,
	2022	2021
	A$	A$
Deferred tax assets:
Operating loss carry forwards	6,055,726	5,676,365
Depreciation and amortization	1,115,812	1,366,666
Asset retirement obligations	730,157	816,378
Employee entitlements	206,747	204,712
Accruals	2,056,550	1,692,194
Decline in value of patents	875,496	1,070,959
Unrealized exchange loss	34,875	56,706
Other	-	(3,750)
Total deferred tax assets	11,075,363	10,880,230
Valuation allowance for deferred tax assets	(11,028,724)	(10,689,001)
Net deferred tax asset	46,639	191,229

Deferred tax liabilities:
Intangible assets	-	3,242,066
Other	46,639	-
Total deferred tax liabilities	46,639	3,242,066
Net deferred tax liabilities	-	3,050,837

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not more likely than not.

At December 31, 2022 the Company has A$24,222,902 (A$18,921,216 as at December 31, 2021) of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not expire but may not be available under certain circumstances. The Company also has A$3,374,776 (A$3,374,776 at December 31, 2021) of non-refundable R&D tax offset as at December 31, 2022. The R&D tax offset is a non-refundable tax offset, which assists to reduce a company’s tax liability. Once the liability has been reduced to zero, any excess offset may be carried forward into future income years.